Income Tax - Schedule of Net Deferred Tax Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liability
Organizational costs/Startup expenses	$ 1,509,732	$ 899,736
Asset and liabilities accretion and amortization	2,337
Federal net operating loss carryforward	370,904
Total deferred tax asset	1,882,973	899,736
Deferred tax liability, net of allowance
Change in valuation allowance – federal [Member]
Deferred tax liability
Change in valuation allowance	(1,882,973)	(899,736)
Change in valuation allowance – state and local [Member]
Deferred tax liability
Change in valuation allowance
Change in valuation allowance – foreign [Member]
Deferred tax liability
Change in valuation allowance